EXPLORATION AND EVALUATION ASSETS (Narrative) (Details)		1 Months Ended													3 Months Ended		12 Months Ended
	Nov. 03, 2017 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation expenses																	$ 17,135,991	$ 13,433,489
DeLamar deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation expenses																	2,772,777	4,185,158
Florida Mountain deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation expenses																	5,574,637	$ 4,414,484
War Eagle deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation expenses																	$ 1,599,285
Kinross Delamar Mining Company [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 7,500,000
Shares issued for acquisition (Shares)	2,218,395
Proceeds from financing														$ 27,300,000
Percentage of issued and outstanding common shares	9.90%
Value of shares on the closing date	$ 4,714,089
Acquisition, cash transferred	3,000,000
Promissory note issued	$ 4,500,000
Kinross Delamar Mining Company [Member] | DeLamar deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of net smelter return payable	2.50%
Delamar Mining Company [Member] | Kinross Gold USA Inc. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of shares with security released	25.00%
Purchase And Sale Agreement [Member] | Florida Mountain Empire Claims [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets										$ 2,000,000	$ 1,600,000
Purchase And Sale Agreement [Member] | Florida Mountain Banner Claims [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets															$ 500,000	$ 400,000
Purchase And Sale Agreement [Member] | Florida Mountain deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets												$ 2,500,000	$ 2,000,000
Purchase And Sale Agreement [Member] | Maverix Metals Nevada Inc And Maverix Metals Inc [Member] | Kinross Gold USA Inc. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Minimum percentage of current delamar area resources				90.00%	90.00%													90.00%
Reduced percentage of royalty				1.00%	1.00%													1.00%
Payments to acquire exploration and evaluation assets				$ 10,000,000
Option Agreement [Member] | State Lease [Member] | War Eagle deposit [Member] | State of Idaho [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Underlying percentage of gross royalty payable								5.00%	5.00%
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets									$ 200,000
Period of annual payments								4 years	4 years
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | Execution of option agreement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets								$ 27,284	$ 20,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | Six-month anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets						$ 26,486	$ 20,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | One-year anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets				$ 38,964	$ 30,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | Second anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets		$ 38,196	$ 30,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | Third anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets									30,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle deposit [Member] | Fourth anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets									$ 70,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | State Lease [Member] | War Eagle deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of net smelter return payable								1.00%	1.00%